Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate	12 Months Ended
Dec. 31, 2023
2021 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	(3.30%)
2021 [Member] | Exchange Rate [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	10.44%
2022 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	13.15%
2022 [Member] | Exchange Rate [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	15.41%
2023 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	3.10%
2023 [Member] | Exchange Rate [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	(3.80%)